AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2013.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 94	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 95	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on June 3, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 94 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating June 3, 2013 as the new effective date for Post-Effective Amendment No. 33 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 43, 47, 51, 56, 64, 71, 76, 80, 85 and 90 to the Trust’s Registration Statement filed on July 23, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013 and April 3, 2013, respectively.  This Amendment relates solely to PowerShares China A-Share Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 33 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 89 to the Trust’s Registration Statement, which was filed on April 3, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 3rd day of May, 2013.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	May 3, 2013
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	May 3, 2013
Steven M. Hill

/s/ Anna Paglia	Secretary	May 3, 2013
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	May 3, 2013
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	May 3, 2013
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	May 3, 2013
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	May 3, 2013
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	May 3, 2013
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	May 3, 2013
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	May 3, 2013
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	May 3, 2013
Donald H. Wilson

*By: /s/ Anna Paglia		May 3, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.